RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS - Short term leases and variable lease payments (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS
Variable lease payments	₽ 10,623	₽ 9,542	₽ 8,522
Short-term leases	310	195	203
Total	₽ 10,933	₽ 9,737	₽ 8,725